Summary Prospectus

February 1, 2018

Wells Fargo Diversified Income Builder Fund

Class/Ticker: Administrator Class - EKSDX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated February 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.77%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the  cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$79
3 Years	$289
5 Years	$517
10 Years	$1,171

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  At least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality

  Up to 40% of the Fund's total assets in equity securities

  Up to 25% of the Fund's total assets in foreign equity and debt securities

The Fund's target allocation is as follows:

  60% to 90% in debt securities; and

  10% to 40% in equity securities.

We employ a flexible, active allocation strategy to diversify the portfolio across various asset- and sub-asset classes in an attempt to achieve the Fund's objective over an economic cycle, consistent with an appropriate level of risk. We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us determine the allocations to the various asset- and sub-asset classes. Implementation of these allocations could involve either actively- or passively-managed approaches. We may allocate a maximum of 20% of the Fund's assets in a manner intended to replicate the performance of indexes.

Within the Fund's fixed income allocation, we invest in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, and we may invest without limit in below investment-grade debt securities (often called "high-yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We may invest without limit in corporate bonds, government bonds, convertible bonds, loans, municipal bonds, and securitized bonds. We may invest in the debt of U.S. or foreign (including emerging markets) issuers.

Within the Fund's equity allocation, we generally invest in dividend paying common and preferred stocks, real estate investment trusts and master limited partnerships. We may invest in equities issued by U.S. or foreign (including emerging markets) issuers of any size.

We may invest in derivatives, including listed equity and interest rate futures and swaps, either to manage the risk profile of the portfolio or to efficiently gain exposure to specific areas of the market.

We regularly review the portfolio allocation to ensure that it provides optimal balance of rewards (total return, including income) and risks. We may alter the allocation to asset- and sub-asset classes available for investment if we find that increasing or decreasing allocation to an asset- or sub-asset class would provide a better balance of expected risks and rewards net of the transaction costs of implementing these changes. Within each asset- and sub-asset class, each investment is regularly reviewed and may be sold when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, we have identified a more attractive investment opportunity, or the investment does not facilitate the replication of an index's return and risk characteristics.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Interest Rate Risk. When interest rates (which are currently near historic lows) rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year1

Highest Quarter: 3rd Quarter 2009	+10.25%
Lowest Quarter: 4th Quarter 2008	-17.10%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	9.35%	7.58%	6.36%
Administrator Class (after taxes on distributions)	7/30/2010	7.23%	5.09%	4.15%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	5.49%	4.89%	4.05%
Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		10.89%	8.24%	8.12%
ICE BofAML U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses, or taxes)[2]		7.48%	5.78%	7.82%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		21.69%	15.71%	8.59%
1.

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Administrator Class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Diversified Income Builder Fund.

2.

Source: Wells Fargo Funds Management, LLC. Effective January 2, 2018, the Diversified Income Builder Blended Index is composed of the ICE BofAML U.S. Cash Pay High Yield Index (65%) and the Russell 1000® Index (35%). Prior to January 2, 2018, The Diversified Income Builder Blended Index was weighted 75% in the ICE BofAML U.S. Cash Pay High Yield Index and 25% in the Russell 1000® Index. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2018 Margaret Patel, Portfolio Manager/2007

Purchase and Sale of Fund Shares

Administrator shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

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Summary Prospectus

February 1, 2018

Wells Fargo Diversified Income Builder Fund

Class/Ticker: Class A - EKSAX; Class C - EKSCX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated February 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 28 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 43 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.05%	1.80%
Fee Waivers	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.85%	1.60%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the  cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$657	$263	$163
3 Years	$871	$547	$547
5 Years	$1,103	$956	$956
10 Years	$1,767	$2,100	$2,100

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  At least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality

  Up to 40% of the Fund's total assets in equity securities

  Up to 25% of the Fund's total assets in foreign equity and debt securities

The Fund's target allocation is as follows:

  60% to 90% in debt securities; and

  10% to 40% in equity securities.

We employ a flexible, active allocation strategy to diversify the portfolio across various asset- and sub-asset classes in an attempt to achieve the Fund's objective over an economic cycle, consistent with an appropriate level of risk. We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us determine the allocations to the various asset- and sub-asset classes. Implementation of these allocations could involve either actively- or passively-managed approaches. We may allocate a maximum of 20% of the Fund's assets in a manner intended to replicate the performance of indexes.

Within the Fund's fixed income allocation, we invest in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, and we may invest without limit in below investment-grade debt securities (often called "high-yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We may invest without limit in corporate bonds, government bonds, convertible bonds, loans, municipal bonds, and securitized bonds. We may invest in the debt of U.S. or foreign (including emerging markets) issuers.

Within the Fund's equity allocation, we generally invest in dividend paying common and preferred stocks, real estate investment trusts and master limited partnerships. We may invest in equities issued by U.S. or foreign (including emerging markets) issuers of any size.

We may invest in derivatives, including listed equity and interest rate futures and swaps, either to manage the risk profile of the portfolio or to efficiently gain exposure to specific areas of the market.

We regularly review the portfolio allocation to ensure that it provides optimal balance of rewards (total return, including income) and risks. We may alter the allocation to asset- and sub-asset classes available for investment if we find that increasing or decreasing allocation to an asset- or sub-asset class would provide a better balance of expected risks and rewards net of the transaction costs of implementing these changes. Within each asset- and sub-asset class, each investment is regularly reviewed and may be sold when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, we have identified a more attractive investment opportunity, or the investment does not facilitate the replication of an index's return and risk characteristics.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Interest Rate Risk. When interest rates (which are currently near historic lows) rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(returns do not reflect sales charges and would be lower if they did)1

Highest Quarter: 3rd Quarter 2009	+10.05%
Lowest Quarter: 4th Quarter 2008	-16.75%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	4/14/1987	3.17%	6.16%	5.60%
Class A (after taxes on distributions)	4/14/1987	1.24%	3.80%	3.50%
Class A (after taxes on distributions and the sale of Fund Shares)	4/14/1987	1.98%	3.82%	3.48%
Class C (before taxes)	2/1/1993	7.42%	6.61%	5.44%
Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		10.89%	8.24%	8.12%
ICE BofAML U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses, or taxes)[2]		7.48%	5.78%	7.82%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		21.69%	15.71%	8.59%
1.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Diversified Income Builder Fund.
2.

Source: Wells Fargo Funds Management, LLC. Effective January 2, 2018, the Diversified Income Builder Blended Index is composed of the ICE BofAML U.S. Cash Pay High Yield Index (65%) and the Russell 1000® Index (35%). Prior to January 2, 2018, The Diversified Income Builder Blended Index was weighted 75% in the ICE BofAML U.S. Cash Pay High Yield Index and 25% in the Russell 1000® Index. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2018 Margaret Patel, Portfolio Manager/2007

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
(Class B shares are generally closed to new investment)

Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

Summary Prospectus

February 1, 2018

Wells Fargo Diversified Income Builder Fund

Class/Ticker: Institutional Class - EKSYX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated February 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.52%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the  cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$53
3 Years	$210
5 Years	$381
10 Years	$876

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  At least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality

  Up to 40% of the Fund's total assets in equity securities

  Up to 25% of the Fund's total assets in foreign equity and debt securities

The Fund's target allocation is as follows:

  60% to 90% in debt securities; and

  10% to 40% in equity securities.

We employ a flexible, active allocation strategy to diversify the portfolio across various asset- and sub-asset classes in an attempt to achieve the Fund's objective over an economic cycle, consistent with an appropriate level of risk. We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us determine the allocations to the various asset- and sub-asset classes. Implementation of these allocations could involve either actively- or passively-managed approaches. We may allocate a maximum of 20% of the Fund's assets in a manner intended to replicate the performance of indexes.

Within the Fund's fixed income allocation, we invest in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, and we may invest without limit in below investment-grade debt securities (often called "high-yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We may invest without limit in corporate bonds, government bonds, convertible bonds, loans, municipal bonds, and securitized bonds. We may invest in the debt of U.S. or foreign (including emerging markets) issuers.

Within the Fund's equity allocation, we generally invest in dividend paying common and preferred stocks, real estate investment trusts and master limited partnerships. We may invest in equities issued by U.S. or foreign (including emerging markets) issuers of any size.

We may invest in derivatives, including listed equity and interest rate futures and swaps, either to manage the risk profile of the portfolio or to efficiently gain exposure to specific areas of the market.

We regularly review the portfolio allocation to ensure that it provides optimal balance of rewards (total return, including income) and risks. We may alter the allocation to asset- and sub-asset classes available for investment if we find that increasing or decreasing allocation to an asset- or sub-asset class would provide a better balance of expected risks and rewards net of the transaction costs of implementing these changes. Within each asset- and sub-asset class, each investment is regularly reviewed and may be sold when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, we have identified a more attractive investment opportunity, or the investment does not facilitate the replication of an index's return and risk characteristics.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Interest Rate Risk. When interest rates (which are currently near historic lows) rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year1

Highest Quarter: 3rd Quarter 2009	+10.31%
Lowest Quarter: 4th Quarter 2008	-17.06%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	1/13/1997	9.75%	7.83%	6.57%
Institutional Class (after taxes on distributions)	1/13/1997	7.53%	5.25%	4.30%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	1/13/1997	5.71%	5.04%	4.18%
Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		10.89%	8.24%	8.12%
ICE BofAML U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses, or taxes)[2]		7.48%	5.78%	7.82%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		21.69%	15.71%	8.59%
1.	Historical performance shown for the Institutional Class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Diversified Income Builder Fund.
2.

Source: Wells Fargo Funds Management, LLC. Effective January 2, 2018, the Diversified Income Builder Blended Index is composed of the ICE BofAML U.S. Cash Pay High Yield Index (65%) and the Russell 1000® Index (35%). Prior to January 2, 2018, The Diversified Income Builder Blended Index was weighted 75% in the ICE BofAML U.S. Cash Pay High Yield Index and 25% in the Russell 1000® Index. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2018 Margaret Patel, Portfolio Manager/2007

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI